Dividends (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Dividends Declared

All figures in £ millions	2017	2016	2015
Final paid in respect of prior year 34.0p (2016: 34.0p, 2015: 34.0p)	277	277	277
Interim paid in respect of current year 5.0p (2016: 18.0p, 2015: 18.0p)	41	147	146

	318	424	423